VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.3%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 2,133
3.250%, 5/15/42	235	206
3.000%, 8/15/48	7,650	6,227
2.000%, 2/15/50	2,045	1,346
1.375%, 8/15/50	12,745	7,102
1.875%, 2/15/51	5,255	3,332
2.000%, 8/15/51	440	287
2.250%, 2/15/52	35	24
2.875%, 5/15/52	2,335	1,859
3.625%, 2/15/53	425	393
3.625%, 5/15/53	3,840	3,550
4.125%, 8/15/53	940	950
Total U.S. Government Securities (Identified Cost $36,895)		27,409

Municipal Bonds—0.9%
California—0.1%
Santa Clara Valley Water District Revenue Taxable, Series B 2.967%, 6/1/50	510	370
University of California Revenue Taxable, Series B-A 4.428%, 5/15/48	380	345
		715

Florida—0.2%
Broward County, Water & Sewer Utility Revenue, Series A 4.000%, 10/1/47	1,065	1,068
Idaho—0.1%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue Taxable, Series B 5.020%, 3/1/48	450	427
Illinois—0.0%
Sales Tax Securitization Corp., Sales Tax Revenue, Second Lien, Series B (BAM Insured) 3.411%, 1/1/43	70	56
New York—0.2%
Metropolitan Transportation Authority, Sales Tax Revenue, Series A 5.000%, 11/15/45	1,280	1,412
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	431
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	147
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	454
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	154
		1,186

	Par Value	Value

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	$ 640	$ 564
Total Municipal Bonds (Identified Cost $6,159)		5,428

Foreign Government Securities—0.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	22
RegS 8.250%, 10/13/24(1)(2)	40	6
RegS 7.650%, 4/21/25(1)(2)	320	46
Dominican Republic 144A 4.875%, 9/23/32(3)	820	745
Federative Republic of Brazil 6.000%, 10/20/33	620	619
Republic of Serbia 144A 6.500%, 9/26/33(3)	235	240
United Mexican States 6.350%, 2/9/35	695	727
Total Foreign Government Securities (Identified Cost $2,626)		2,405

Mortgage-Backed Securities—9.2%
Agency—1.9%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	38	38
Pool #A62213 6.000%, 6/1/37	73	76
Pool #SD8309 6.000%, 3/1/53	3,941	4,003
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	11	11
Pool #310041 6.500%, 5/1/37	74	80
Pool #735061 6.000%, 11/1/34	85	89
Pool #880117 5.500%, 4/1/36	3	3
Pool #909092 6.000%, 9/1/37	5	5
Pool #909175 5.500%, 4/1/38	50	52
Pool #909220 6.000%, 8/1/38	56	58
Pool #929625 5.500%, 6/1/38	67	69
Pool #938574 5.500%, 9/1/36	50	52
Pool #972569 5.000%, 3/1/38	63	64
Pool #FS4438 5.000%, 11/1/52	1,795	1,778
Pool #MA4785 5.000%, 10/1/52	1,618	1,603
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA4805 4.500%, 11/1/52	$ 1,045	$ 1,013
Pool #MA4980 6.000%, 4/1/53	1,874	1,904
Pool #MA5072 5.500%, 7/1/53	1,003	1,007
		11,905

Non-Agency—7.3%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(3)(4)	796	803
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	336	314
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	385	338
2022-B, A1 144A 3.500%, 3/27/62(3)(4)	1,153	1,085
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,037
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	329
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(3)	320	304
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	504
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	711
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	735
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	299	278
2022-5, A1 144A 4.500%, 5/25/67(3)(4)	223	218
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	463	422
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	125	119
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	675	635
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	588
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	525	534
BPR Trust 2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 2/15/29(3)(4)	920	918
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.323%, 2/15/39(3)(4)	215	207
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(3)(4)	1,379	1,200
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	913	796
	Par Value	Value

Non-Agency—continued
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.982%, 9/15/38(3)(4)	$ 400	$ 402
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	129	118
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	287	262
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.890%, 5/25/34(4)	111	101
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	725	678
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	244	234
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(3)(4)	1,008	988
2023-4, A1 144A 7.163%, 10/25/68(3)(4)	199	203
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(3)	565	525
2020-CBM, B 144A 3.099%, 2/10/37(3)	490	466
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	273
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	256
2020-1, A1 144A 1.832%, 3/15/50(3)	174	167
2020-3, A 144A 1.358%, 8/15/53(3)	325	302
2020-4, A 144A 1.174%, 12/15/52(3)	436	404
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	296	283
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	62	56
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	263	232
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	30	28
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	361	303
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	598
2021-SFR1, D 144A 2.189%, 8/17/38(3)	420	378
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	79	70
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(4)	297	270
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	21	20

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.276%, 2/15/38(3)(4)	$ 1,080	$ 806
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	479
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(3)(4)	468	474
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.851%, 8/15/39(3)(4)	590	592
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	656	651
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(3)(4)	710	584
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	13	12
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	41	36
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	101	90
2017-5, A1 144A 3.684%, 10/26/48(3)(4)	57	57
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.358%, 5/15/36(3)(4)	565	563
LHOME Mortgage Trust
2021-RTL1, A1 144A 3.090%, 2/25/26(3)(4)	18	18
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	122	121
MetLife Securitization Trust 2017-1A, M1 144A 3.447%, 4/25/55(3)(4)	860	752
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(3)(4)	341	322
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	362	306
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	447
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	455	469
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22, AS 3.561%, 4/15/48	835	794
2015-C25, A4 3.372%, 10/15/48	590	571
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	145	137
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	87	82
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	41	39
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	310	290
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	31	30
	Par Value	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	$ 444	$ 422
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	65	62
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	566
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	123	111
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	384	316
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.712%, 10/19/36(3)(4)	533	533
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	425
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(3)(4)	645	638
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	470	472
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	448
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	407
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	211	177
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	228	191
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	12	12
Sequoia Mortgage Trust 2013-8, B1 3.479%, 6/25/43(4)	51	49
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	152	124
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	67	67
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	708	696
2016-4, B1 144A 4.009%, 7/25/56(3)(4)	585	550
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	177
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	560	527
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	396
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,122
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	335	319
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	447
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	569
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.070%, 5/25/58(3)(4)	215	218

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	$ 1,115	$ 1,006
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	1,019
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	413
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	770
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	469
TVC Mortgage Trust 2020-RTL1, M 144A 6.193%, 9/25/24(3)(4)	474	471
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	181	180
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	207	200
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	430	414
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	253
2019-INV2, A1 144A 3.913%, 7/25/59(3)(4)	46	44
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	387	378
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	754	708
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	614	614
2023-8, A1 144A 6.259%, 12/25/68(3)(4)	315	317
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	106	95
2021-1R, A1 144A 1.280%, 5/25/56(3)	187	166
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	375	351
		46,323

Total Mortgage-Backed Securities (Identified Cost $61,568)		58,228

Asset-Backed Securities—3.7%
Automobiles—2.0%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	36	36
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,200
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	775	726
2021-N3, D 1.580%, 6/12/28	432	414
2023-N1, C 144A 5.920%, 7/10/29(3)	600	597
	Par Value	Value

Automobiles—continued
2023-N4, C 144A 6.590%, 2/11/30(3)	$ 585	$ 596
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	239	238
2022-1A, A 144A 4.600%, 6/15/32(3)	595	589
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	871	863
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	475	474
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	769
2022-1A, C 144A 3.130%, 5/15/28(3)	685	654
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	400	392
2020-4, C 144A 1.280%, 2/16/27(3)	695	681
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	545	523
GLS Auto Receivables Issuer Trust 2020-4A, C 144A 1.140%, 11/17/25(3)	38	38
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	676
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	375	366
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(3)	467	472
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	352	349
2022-7, A2 5.810%, 1/15/26	125	125
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(3)	520	525
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(3)	651	649
Westlake Automobile Receivables Trust 2023-1A, C 144A 5.740%, 8/15/28(3)	650	648
		12,600

Consumer Loans—0.2%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(3)	495	502
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	528	532
		1,034

Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	701

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	$ 197	$ 198
		899

Other—1.4%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(3)	520	527
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(3)	519	522
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	500	513
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	4	4
2019-A, C 144A 4.010%, 7/16/40(3)	546	503
2020-AA, B 144A 2.790%, 7/17/46(3)	755	677
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	803	733
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	417	370
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	382	353
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(3)	423	420
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	166	154
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(3)	267	238
2023-2A, A 144A 6.530%, 6/15/49(3)	470	479
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	489
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	338	330
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	348	326
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	556	479
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	584	524
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	508
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(3)	400	409
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	128	124
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(3)	145	130
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	314	300
	Par Value	Value

Other—continued
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	$ 108	$ 107
		9,219

Total Asset-Backed Securities (Identified Cost $24,537)		23,752

Corporate Bonds and Notes—10.4%
Communication Services—0.4%
AT&T, Inc. 5.400%, 2/15/34	520	536
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	53
144A 4.750%, 3/1/30(3)	250	228
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	275
Sprint Capital Corp. 8.750%, 3/15/32	340	420
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(3)	125	124
T-Mobile USA, Inc. 5.050%, 7/15/33	216	218
Vodafone Group plc 5.625%, 2/10/53	495	499
		2,353

Consumer Discretionary—0.7%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	255	252
Ashton Woods USA LLC 144A 4.625%, 4/1/30(3)	605	542
Churchill Downs, Inc. 144A 6.750%, 5/1/31(3)	255	259
Clarios Global LP 144A 6.750%, 5/15/28(3)	45	46
Ford Motor Co. 3.250%, 2/12/32	406	338
Genuine Parts Co. 6.875%, 11/1/33	500	555
MDC Holdings, Inc. 3.966%, 8/6/61	635	413
Meritage Homes Corp. 144A 3.875%, 4/15/29(3)	341	313
Newell Brands, Inc. 6.375%, 9/15/27(5)	330	328
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	295	311
PetSmart, Inc. 144A 7.750%, 2/15/29(3)	505	491
Tapestry, Inc. 7.850%, 11/27/33	460	491
		4,339

Consumer Staples—0.4%
Bacardi Ltd. 144A 5.400%, 6/15/33(3)	455	457
BAT Capital Corp. 7.750%, 10/19/32	455	514

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	$ 225	$ 211
Church & Dwight Co., Inc. 5.000%, 6/15/52	435	436
Coty, Inc. 144A 6.625%, 7/15/30(3)	200	205
Pilgrim’s Pride Corp. 6.250%, 7/1/33	423	435
		2,258

Energy—1.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	282	281
BP Capital Markets plc 4.875% (6)	600	570
Civitas Resources, Inc.
144A 8.625%, 11/1/30(3)	5	5
144A 8.750%, 7/1/31(3)	210	223
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(3)	230	241
144A 6.544%, 11/15/53(3)	165	182
144A 6.714%, 8/15/63(3)	55	61
CrownRock LP 144A 5.000%, 5/1/29(3)	270	263
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	240	221
Ecopetrol S.A. 8.875%, 1/13/33	230	249
Enbridge, Inc. 7.625%, 1/15/83	620	621
Enerflex Ltd. 144A 9.000%, 10/15/27(3)	205	198
Energy Transfer LP Series H 6.500% (6)	290	276
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	642
Genesis Energy LP 8.875%, 4/15/30	220	227
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	502
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	305	293
Occidental Petroleum Corp. 6.125%, 1/1/31	300	311
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)(7)	25	1
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	850
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	28
Petroleos Mexicanos 7.690%, 1/23/50	560	398
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	595
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	277
Viper Energy, Inc. 144A 7.375%, 11/1/31(3)	45	47
	Par Value	Value

Energy—continued
Western Midstream Operating LP 5.250%, 2/1/50	$ 345	$ 309
		7,871

Financials—3.8%
Allianz SE 144A 6.350%, 9/6/53(3)	400	415
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.579%, 8/15/53(4)	565	561
American Express Co. 5.625%, 7/28/34	385	398
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	600
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	620	525
Bank of America Corp.
2.687%, 4/22/32	1,250	1,056
2.482%, 9/21/36	750	594
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	710	692
Barclays plc 7.437%, 11/2/33	530	593
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	340	307
Blackstone Private Credit Fund 2.625%, 12/15/26	313	284
Blue Owl Credit Income Corp. 4.700%, 2/8/27	384	363
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	555	457
BPCE S.A. 144A 7.003%, 10/19/34(3)	500	543
Brookfield Finance, Inc. 6.350%, 1/5/34	490	521
Capital One Financial Corp. 2.359%, 7/29/32	878	665
Charles Schwab Corp. (The) Series H 4.000% (6)	535	423
Citadel LP 144A 4.875%, 1/15/27(3)	400	390
Citigroup, Inc.
6.270%, 11/17/33	690	738
6.174%, 5/25/34	379	392
Citizens Bank N.A. 2.250%, 4/28/25	375	358
Corebridge Financial, Inc. 6.875%, 12/15/52	565	563
Discover Bank 4.650%, 9/13/28	250	238
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	708
Fifth Third Bancorp 4.337%, 4/25/33	355	330
First American Financial Corp. 4.000%, 5/15/30	470	423
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(3)	197	218
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	365	295
3.102%, 2/24/33	630	541

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
6.450%, 5/1/36	$ 200	$ 216
Huntington Bancshares, Inc. 2.550%, 2/4/30	405	346
JPMorgan Chase & Co.
5.717%, 9/14/33	495	512
1.953%, 2/4/32	1,060	862
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	235	221
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	290	243
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.717%, 4/20/67(4)	488	326
MetLife, Inc. Series G 3.850% (6)	350	331
Morgan Stanley
6.342%, 10/18/33	120	129
5.250%, 4/21/34	165	165
5.948%, 1/19/38	249	252
6.375%, 7/24/42	580	670
MSCI, Inc. 144A 3.625%, 9/1/30(3)	417	377
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.562%, 4/30/43(4)	319	316
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(3)	200	210
Northern Trust Corp.
3.375%, 5/8/32	345	319
6.125%, 11/2/32	95	102
OneMain Finance Corp. 6.875%, 3/15/25	285	289
Prudential Financial, Inc.
5.125%, 3/1/52	179	168
6.750%, 3/1/53	430	448
State Street Corp.
4.164%, 8/4/33	370	349
4.821%, 1/26/34	188	185
Synchrony Financial
4.875%, 6/13/25	90	89
3.700%, 8/4/26	134	126
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	560	486
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	572
UBS Group AG
144A 9.250%(3)(6)	35	39
144A 4.988%, 8/5/33(3)	550	532
Wells Fargo & Co.
Series BB 3.900%(6)	795	735
Series U 5.875%(4)(6)	205	203
Zions Bancorp NA 3.250%, 10/29/29	405	331
		24,340

Health Care—0.9%
AdaptHealth LLC 144A 5.125%, 3/1/30(3)	385	300
Amgen, Inc.
5.250%, 3/2/33	149	153
	Par Value	Value

Health Care—continued
5.650%, 3/2/53	$ 187	$ 197
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	100
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)(5)	350	305
CVS Health Corp. 5.875%, 6/1/53	543	571
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	535
HCA, Inc.
5.500%, 6/1/33	215	218
5.250%, 6/15/49	415	386
Illumina, Inc. 2.550%, 3/23/31	370	313
IQVIA, Inc. 144A 5.700%, 5/15/28(3)	394	401
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(8)	185	118
Royalty Pharma plc
2.150%, 9/2/31	265	216
3.350%, 9/2/51	330	223
Universal Health Services, Inc. 2.650%, 1/15/32	685	563
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	315	304
Viatris, Inc.
2.300%, 6/22/27	131	119
4.000%, 6/22/50	160	113
144A 2.300%, 6/22/27(3)	1	—(9)
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	585	532
		5,667

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	723	702
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	350	323
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	420	406
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	505	467
Boeing Co. (The) 5.930%, 5/1/60	370	383
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	564	482
Concentrix Corp. 6.650%, 8/2/26	250	256
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	630	536
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	24
GFL Environmental, Inc. 144A 6.750%, 1/15/31(3)	20	21
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	384	400
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	226	215
Sempra Global 144A 3.250%, 1/15/32(3)	729	599

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27	$ 150	$ 147
UL Solutions, Inc. 144A 6.500%, 10/20/28(3)	390	410
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	277	281
Veralto Corp. 144A 5.450%, 9/18/33(3)	800	829
		6,481

Information Technology—0.3%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(3)	285	268
144A 4.000%, 7/1/29(3)	320	300
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	100	91
Dell International LLC 8.100%, 7/15/36	294	362
Leidos, Inc. 2.300%, 2/15/31	385	322
Oracle Corp.
5.550%, 2/6/53	247	247
3.850%, 4/1/60	140	101
Viasat, Inc. 144A 5.625%, 9/15/25(3)	200	195
		1,886

Materials—0.4%
ArcelorMittal S.A. 6.800%, 11/29/32	185	200
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	580	545
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	400	405
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	230	228
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	505	435
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(3)	200	213
Teck Resources Ltd. 6.125%, 10/1/35	400	417
Windsor Holdings III LLC 144A 8.500%, 6/15/30(3)	190	199
		2,642

Real Estate—0.4%
EPR Properties 4.750%, 12/15/26	520	497
GLP Capital LP
3.250%, 1/15/32	72	61
6.750%, 12/1/33	480	518
MPT Operating Partnership LP
4.625%, 8/1/29	115	83
3.500%, 3/15/31	450	281
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	703
	Par Value	Value

Real Estate—continued
VICI Properties LP
4.950%, 2/15/30	$ 350	$ 340
5.125%, 5/15/32	350	341
		2,824

Utilities—0.9%
Black Hills Corp. 6.150%, 5/15/34	390	406
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	805	751
CMS Energy Corp. 4.750%, 6/1/50	480	433
Electricite de France S.A. 144A 6.900%, 5/23/53(3)	425	481
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	400	457
Entergy Texas, Inc. 5.800%, 9/1/53	410	440
Exelon Corp. 5.600%, 3/15/53	495	503
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(3)	320	335
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	433	458
Puget Energy, Inc.
2.379%, 6/15/28	218	195
4.224%, 3/15/32	110	99
Southern Co. (The) Series 21-A 3.750%, 9/15/51	719	655
Vistra Corp. 144A 8.000% (3)(6)	255	254
		5,467

Total Corporate Bonds and Notes (Identified Cost $68,646)		66,128

Leveraged Loans—1.9%
Aerospace—0.2%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.206%, 6/7/28(4)	315	315
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.166%, 10/20/27(4)	188	192
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(4)	168	174
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.206%, 2/1/28(4)	205	205
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(4)	185	186
		1,072

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.206%, 11/8/27(4)	268	269

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.720%, 2/5/27(4)	$ 199	$ 195
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.706%, 10/15/28(4)	80	80
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.467%, 4/3/28(4)	90	90
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.841%, 8/1/30(4)	274	276
		910

Consumer Non-Durables—0.0%
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.606%, 7/31/28(4)	125	126
Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.177%, 12/21/28(4)	245	244
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.388%, 10/4/30(4)	60	60
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.710%, 10/5/28(4)	273	273
		577

Financials—0.1%
Acrisure LLC 2023, Tranche B (3 month Term SOFR + 4.500%) 9.888%, 10/18/30(4)	75	75
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.138%, 6/15/25(4)	212	212
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.970%, 7/29/30(4)	196	196
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.383%, 6/27/29(4)	60	60
		543

Food / Tobacco—0.1%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.706% - 11.750%, 5/16/29(4)	309	288
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.706%, 1/29/27(4)	417	417
		705

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.112%, 10/25/27(4)	80	80
	Par Value	Value

Gaming / Leisure—0.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.706%, 2/6/30(4)	$ 119	$ 119
Carnival Corp. (1 month Term SOFR + 3.000%) 8.357%, 8/9/27(4)	199	199
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.350%) 7.698%, 11/25/30(4)	265	265
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.000%) 7.455%, 11/6/30(4)	135	136
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(4)	65	65
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.465%, 4/16/29(4)	133	133
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.399%, 4/29/26(4)	234	235
		1,152

Health Care—0.2%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.356%, 2/22/28(4)	15	15
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 9/29/28(4)	208	209
Medline Borrower LP (1 month Term SOFR + 3.114%) 8.470%, 10/23/28(4)	436	437
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.706%, 4/20/29(4)	341	339
		1,000

Housing—0.1%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.206%, 11/15/30(4)	65	65
SRS Distribution, Inc. 2021 (1 month Term SOFR + 3.614%) 8.970%, 6/2/28(4)	209	210
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.721%, 9/22/28(4)	240	240
Summit Materials LLC Tranche B-2 (3 month Term SOFR + 2.500%) 7.826%, 11/30/28(4)	25	25
		540

Information Technology—0.4%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.848%, 9/18/26(4)	386	387
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.720%, 9/21/28(4)	245	244

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.348%, 7/6/29(4)	$ 413	$ 415
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.720%, 7/30/27(4)	95	95
Tranche D, First Lien (1 month Term SOFR + 3.750%) 9.106%, 7/30/27(4)	25	25
GTCR W Merger Sub LLC Tranche B (1 month Term SOFR + 3.000%) 0.000%, 9/20/30(4)(10)	120	121
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.607%, 1/31/31(4)	135	135
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.206%, 1/31/30(4)	208	209
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.956%, 10/7/27(4)	239	239
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.135%, 3/3/30(4)	289	290
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.764%, 5/4/26(4)	242	243
		2,403

Manufacturing—0.0%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.994%, 10/8/27(4)	231	231
Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.606%, 9/18/30(4)	335	329
DIRECTV Financing LLC (3 month Term SOFR + 5.262%) 10.650%, 8/2/27(4)	402	401
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.610%, 11/12/27(4)	204	200
		930

Media / Telecom - Diversified Media—0.0%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.390%, 10/30/30(4)	140	140
Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.856%, 8/19/30(4)	55	55
Retail—0.0%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.598%, 10/28/30(4)	120	120
	Par Value	Value

Service—0.1%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.220%, 2/4/28(4)	$ 60	$ 60
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.633%, 4/20/29(4)	265	265
NAB Holdings LLC First Lien (3 month Term SOFR + 2.750%) 8.098%, 11/23/28(4)	244	245
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.470%, 3/28/25(4)	214	213
		783

Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.106%, 5/6/30(4)	374	375
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 8/1/25(4)	350	351
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.606%, 8/7/29(4)	93	93
		444

Total Leveraged Loans (Identified Cost $12,105)		12,186

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304(11)	293
MetLife, Inc. Series D, 5.875%(5)	277(11)	272
Truist Financial Corp. Series Q, 5.100%	460(11)	417
Zions Bancorp NA, 9.561%	6,400	164
		1,146

Total Preferred Stocks (Identified Cost $1,202)		1,146

Common Stocks—67.0%
Communication Services—8.2%
Adevinta ASA(12)	135,870	1,503
Auto Trader Group plc	467,885	4,302
Baltic Classifieds Group plc	2,490,365	7,507
CTS Eventim AG & Co. KGaA	31,222	2,158
Dayamitra Telekomunikasi PT	64,540,000	2,955
Infrastrutture Wireless Italiane SpA	61,608	779
Meta Platforms, Inc. Class A(12)	30,339	10,739
Netflix, Inc.(12)	13,769	6,704
New Work SE	13,177	1,146
Rightmove plc	712,654	5,229
Trade Desk, Inc. (The) Class A(12)	124,772	8,979
		52,001

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Consumer Discretionary—11.4%
Airbnb, Inc. Class A(12)	45,277	$ 6,164
Allegro.eu S.A.(12)	376,682	3,190
Amazon.com, Inc.(12)	120,299	18,278
AutoZone, Inc.(12)	1,907	4,931
Home Depot, Inc. (The)	17,252	5,979
Marriott International, Inc. Class A	42,917	9,678
Max Stock Ltd.	365,591	702
MercadoLibre, Inc.(12)	4,036	6,343
Mercari, Inc.(12)	90,100	1,669
NIKE, Inc. Class B	74,541	8,093
Ross Stores, Inc.	48,308	6,685
Victorian Plumbing Group plc	785,366	916
		72,628

Consumer Staples—2.9%
Anhui Gujing Distillery Co., Ltd. Class B	82,400	1,254
Estee Lauder Cos., Inc. (The) Class A	22,001	3,217
Heineken Malaysia Bhd	560,000	2,942
McCormick & Co., Inc. Non-voting Shares	54,470	3,727
Monster Beverage Corp.(12)	120,218	6,926
		18,066

Energy—0.9%
Devon Energy Corp.	35,375	1,602
Pason Systems, Inc.	128,648	1,570
Schlumberger N.V.	46,669	2,429
		5,601

Financials—8.7%
AJ Bell plc	851,302	3,397
Block, Inc. Class A(12)	65,431	5,061
FinecoBank Banca Fineco SpA	214,248	3,213
Gruppo MutuiOnline SpA	95,662	3,369
Hypoport SE(12)	10,021	1,956
Mortgage Advice Bureau Holdings Ltd.	321,863	3,364
Nordnet AB publ	66,366	1,125
Progressive Corp. (The)	49,022	7,808
S&P Global, Inc.	11,899	5,242
Visa, Inc. Class A	78,691	20,487
VNV Global AB(12)	169,419	353
		55,375

Health Care—5.7%
Danaher Corp.	26,314	6,087
Eli Lilly & Co.	13,591	7,922
Haw Par Corp., Ltd.	547,500	4,045
IDEXX Laboratories, Inc.(12)	6,565	3,644
Mettler-Toledo International, Inc.(12)	2,196	2,664
Zoetis, Inc. Class A	59,098	11,664
		36,026

Industrials—7.9%
CAE, Inc.(12)	117,106	2,528
Enento Group Oyj(12)	45,898	987
Equifax, Inc.	23,465	5,803
Fair Isaac Corp.(12)	9,909	11,534
Haitian International Holdings Ltd.	1,034,337	2,559
Howden Joinery Group plc	325,073	3,371
	Shares	Value

Industrials—continued
Knorr-Bremse AG	29,319	$ 1,903
MEITEC Group Holdings, Inc.	145,600	2,919
MTU Aero Engines AG	13,411	2,891
Paycom Software, Inc.	18,904	3,908
S-1 Corp.	49,761	2,318
Uber Technologies, Inc.(12)	156,466	9,634
		50,355

Information Technology—17.6%
Accenture plc Class A	21,950	7,702
Alten S.A.	18,024	2,678
Amphenol Corp. Class A	135,852	13,467
BILL Holdings, Inc.(12)	56,128	4,579
Bouvet ASA	424,107	2,542
Brockhaus Technologies AG(12)	19,258	551
Cadence Design Systems, Inc.(12)	13,443	3,661
FDM Group Holdings plc	436,415	2,551
Gartner, Inc.(12)	8,808	3,973
MongoDB, Inc. Class A(12)	21,195	8,666
NVIDIA Corp.	61,154	30,285
Roper Technologies, Inc.	15,188	8,280
Shopify, Inc. Class A(12)	69,431	5,409
Snowflake, Inc. Class A(12)	33,064	6,580
Workday, Inc. Class A(12)	39,002	10,767
		111,691

Materials—1.8%
Corp. Moctezuma SAB de C.V.	721,710	3,188
Ecolab, Inc.	30,560	6,062
Forterra plc	490,551	1,105
Ibstock plc	541,381	1,045
		11,400

Real Estate—1.9%
CoStar Group, Inc.(12)	93,188	8,143
Prologis, Inc.	30,224	4,029
		12,172

Total Common Stocks (Identified Cost $253,358)		425,315

Total Long-Term Investments—98.0% (Identified Cost $467,096)		621,997

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(13)(14)	921,925	922
Total Securities Lending Collateral (Identified Cost $922)		922

TOTAL INVESTMENTS—98.2% (Identified Cost $468,018)		$622,919
Other assets and liabilities, net—1.8%		11,608
NET ASSETS—100.0%		$634,527

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $91,434 or 14.4% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Security in default; interest payments are being received.
(9)	Amount is less than $500 (not in thousands).
(10)	This loan will settle after December 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
United Kingdom	4
Germany	2
Canada	1
Lithuania	1
Italy	1
Brazil	1
Other	9
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$27,409	$—	$27,409
Municipal Bonds	5,428	—	5,428
Foreign Government Securities	2,405	—	2,405
Mortgage-Backed Securities	58,228	—	58,228
Asset-Backed Securities	23,752	—	23,752
Corporate Bonds and Notes	66,128	—	66,128
Leveraged Loans	12,186	—	12,186
Equity Securities:
Preferred Stocks	1,146	164	982
Common Stocks	425,315	425,315	—
Securities Lending Collateral	922	922	—
Total Investments	$622,919	$426,401	$196,518
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.